GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Going Concern [Abstract]
GOING CONCERN

Note 2 – Going Concern

As of March 31, 2019, the Company had an accumulated deficit of $15,498,913 and experienced losses since its inception. Losses have principally occurred as a result of the substantial resources required for research and development of the Company’s products which included the general and administrative expenses associated with its organization and product development as well as the lack of sources of revenues until such time as the Company’s products are commercialized. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management plans to seek additional funding through the issuance of common stock for cash and by implementing its strategic plan to develop its pharmaceutical products and allow the opportunity for the Company to continue as a going concern, however there cannot be any assurance that we will be successful in doing so.

The Company raised net proceeds of approximately $7.3 million in February 2019, received $0.6 million in grants in March 2019 and expects to receive an additional $0.4 million in grants on, or prior to, the first quarter of 2020, which the Company estimates should meet its planned operating requirements into the first quarter of 2020. The Company plans to seek to raise additional capital to meet its future operating requirements until such time as it develops a recurring source of revenues, which is not expected for several years. The amount and timing of these capital raises is subject to general market conditions. There cannot be any assurance that the Company will be able to complete these capital raises.

NOTE 2 – GOING CONCERN

As of December 31, 2018, the Company had an accumulated deficit of $13,597,868 and experienced losses since its inception. Losses have principally occurred as a result of the substantial resources required for research and development of the Company’s products which included the general and administrative expenses associated with its organization and product development as well as the lack of sources of revenues until such time as the Company’s products are commercialized. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management plans to seek additional funding through the issuance of common stock for cash and by implementing its strategic plan to develop its pharmaceutical products and allow the opportunity for the Company to continue as a going concern, however there cannot be any assurance that we will be successful in doing so.

The Company raised net proceeds of approximately $7.2 in February 2019, received $0.6 million in grants in March 2019 and expects to receive an additional $0.4 million in grants on or prior to the first quarter of 2020, which the Company estimates should meet its planned operating requirements into the first quarter of 2020. The Company plans to raise additional capital to meet its future operating requirements until such time as the Company develops a recurring source of revenues, which is not expected for several years. The amount and timing of these capital raises is subject to general market conditions. There are no guarantees that the company will be able to complete these capital raises.